CAPITAL STOCK AND RESERVES (Details Narrative) - USD ($)	6 Months Ended		18 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2025	Sep. 25, 2025	Jun. 05, 2025	Jan. 29, 2025	Oct. 03, 2023
IfrsStatementLineItems [Line Items]
Sale of stock					3,066,061		524,390
aggregate proceeds							$ 2,150,000
Share price					$ 5.73
Warrants to purchase					3,258,466
Purchase price					$ 5.73
Gross proceeds	$ 36,200,000
Cash				$ 200,000	$ 3,300,000
Dgital assets					$ 32,900,000
Ordinary shares issued					160,000	625,000
Number of shares sold			98,500
Additional shares issued				52,254
Warrants purchase		157,895
Series A Warrants And Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants								$ 2,968,000
Fair value of warrants								$ 18.80
ATM [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	44,500
Net proceeds from sale	$ 300,000